Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

33. Subsequent events

 In January 2017, AICDC and AerCap Trust co-issued $600.0 million aggregate principal amount of 3.50% senior unsecured notes due 2022, which are jointly and severally and fully and unconditionally guaranteed by the Parent Guarantor and the Subsidiary Guarantors. The proceeds from the offering were used for general corporate purposes.

In February 2017, our Board of Directors approved a new share repurchase program authorizing total repurchases of up to $350 million of AerCap ordinary shares through June 30, 2017. Repurchases under the program may be made through open market purchases or privately negotiated transactions in accordance with applicable U.S. federal securities laws. The timing of repurchases and the exact number of common shares to be purchased will be determined by the Company’s management, in its discretion, and will depend upon market conditions and other factors. The program will be funded using the Company’s cash on hand and cash generated from operations. The program may be suspended or discontinued at any time.